Not FDIC Insured May Lose Value No Bank Guarantee
38925-Q3PH

Schedule of Investments
(unaudited)
Putnam Master Intermediate Income Trust 2
Notes to Schedule of Investments 31

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited), June 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 166,982 $ 4,181,229
Total Management Investment Companies (Cost $4,152,124) ...................
4,181,229
Principal
Amount
*
Convertible Bonds 2.9%
Aerospace & Defense 0.0%
†
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 15,000 54,469
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 38,000 56,482
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 55,000 56,066
Biotechnology 0.2%
Alnylam Pharmaceuticals, Inc. , Senior Note , 1% , 9/15/27 .....
United States 63,000 81,994
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 49,000 46,307
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 103,000 94,739
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 65,000 74,165
297,205
Broadline Retail 0.1%
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 111,000 95,543
Capital Markets 0.0%
†
Coinbase Global, Inc. , Senior Note , 0.25% , 4/01/30 ..........
United States 40,000 52,420
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 33,000 31,977
84,397
Communications Equipment 0.1%
Lumentum Holdings, Inc. , Senior Note , 0.5% , 6/15/28 ........
United States 112,000 116,144
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 64,000 84,048
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 62,440
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 117,000 123,306
Electric Utilities 0.4%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 70,000 79,765
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 76,000 75,605
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 92,000 99,595
Southern Co. (The) , Senior Note , 3.875% , 12/15/25 .........
United States 94,000 104,157
359,122
Electronic Equipment, Instruments & Components 0.1%
Itron , Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 92,000 109,848
b
OSI Systems, Inc. , Senior Note , 144A, 2.25% , 8/01/29 ....... United States 49,000 66,591
176,439

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 91,000 $ 121,166
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 71,000 109,233
b
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 74,000 80,660
311,059
Financial Services 0.1%
Block, Inc. , Senior Note , 0.25% , 11/01/27 .................
United States 46,000 41,228
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 81,000 72,738
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 72,000 77,400
191,366
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 72,000 82,368
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 89,000 127,404
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 113,000 106,559
Haemonetics Corp. , Senior Note , 2.5% , 6/01/29 ............
United States 49,000 48,866
b
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 66,000 68,904
Lantheus Holdings, Inc. , Senior Note , 2.625% , 12/15/27 ......
United States 46,000 58,546
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 37,000 46,334
329,209
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 51,000 83,155
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 50,000 66,400
149,555
Hotels, Restaurants & Leisure 0.2%
Carnival Corp. , Senior Note , 5.75% , 12/01/27 ..............
United States 42,000 92,484
b
DoorDash , Inc. , Senior Note , 144A, Zero Cpn ., 5/15/30 ....... United States 100,000 108,586
Shake Shack, Inc. , Senior Note , Zero Cpn ., 3/01/28 .........
United States 62,000 66,534
267,604
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 65,000 63,260
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 32,000 29,168
IT Services 0.2%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 84,000 81,669
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn ., 6/15/30 ....... United States 66,000 71,379
b
Snowflake, Inc. , Senior Note , 144A, Zero Cpn ., 10/01/27 ...... United States 100,000 152,200
305,248
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 50,000 49,775

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 51,000 $ 54,340
Oil, Gas & Consumable Fuels 0.0%
†
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 61,000 63,821
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 41,000 43,788
Semiconductors & Semiconductor Equipment 0.1%
Impinj , Inc. , Senior Note , 1.125% , 5/15/27 .................
United States 24,000 29,980
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 48,000 47,376
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 65,000 64,382
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 88,000 81,660
c
Wolfspeed , Inc. , Senior Note , 1.875% , 12/01/29 ............ United States 82,000 21,115
244,513
Software 0.4%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 72,000 68,076
b
Box, Inc. , Senior Note , 144A, 1.5% , 9/15/29 ............... United States 62,000 64,015
b,d
Datadog, Inc. , Senior Note , 144A, 0.92% , 12/01/29 .......... United States 82,000 78,761
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 93,000 109,880
b,d
MicroStrategy, Inc. , Senior Note , 144A, 0.407% , 3/01/30 ...... United States 105,000 123,518
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 66,000 74,956
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 56,000 65,044
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 90,000 111,060
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 41,000 49,221
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 39,000 36,221
780,752
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 34,000 44,013
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 79,000 90,218
134,231
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 79,000 142,230
Total Convertible Bonds (Cost $4,594,575) ...................................
4,935,352
Corporate Bonds 28.3%
Aerospace & Defense 1.0%
ATI, Inc. , Senior Note , 4.875% , 10/01/29 ..................
United States 490,000 480,338
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 14,000 12,985
Senior Note, 2.7%, 2/01/27 .......................... United States 137,000 133,204
Senior Note, 6.298%, 5/01/29 ........................ United States 41,000 43,357
b
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 465,000 484,825
b
Spirit AeroSystems, Inc. ,
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 126,000 139,117
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 93,000 98,790
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 190,000 197,277
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 65,000 67,382
1,657,275

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. , Senior Note , 144A, 7.5% , 2/15/33 . United States 35,000 $ 35,822
Automobiles 0.4%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 425,000 421,316
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 230,000 214,192
635,508
Banks 1.5%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 200,000 211,701
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 430,000 447,593
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 215,000 214,182
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 200,000 207,923
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 820,000 838,040
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 145,000 147,033
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 410,000 423,409
2,489,881
Building Products 0.7%
b
Builders FirstSource , Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 60,000 61,852
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 15,000 15,140
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 60,000 61,034
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 205,000 210,388
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 170,000 175,517
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 75,000 77,171
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 440,000 461,660
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 130,000 133,287
1,196,049
Capital Markets 1.2%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 410,000 423,175
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 435,000 447,541
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 610,000 620,787
b,e
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 120,000 121,304
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 200,000 205,448
1,818,255
Chemicals 0.2%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 45,000 45,449
b
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 230,000 169,545
Celanese US Holdings LLC , Senior Bond , 6.629% , 7/15/32 ....
United States 7,000 7,343

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 220,000 $ 208,805
431,142
Commercial Services & Supplies 1.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 205,000 214,344
b
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 189,513
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 208,000 207,363
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 205,000 205,506
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 285,000 285,215
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 595,000 EUR 705,274
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 45,000 48,769
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 395,000 411,044
2,267,028
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 210,000 213,504
Construction & Engineering 0.0%
†
b
Arcosa , Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 50,000 51,922
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 305,000 305,184
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 280,000 298,111
b
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 397,000 411,309
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 210,000 211,735
1,226,339
Containers & Packaging 0.2%
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 200,000 205,379
b
Intelligent Packaging Ltd. Finco , Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 210,000 210,000
415,379
Distributors 0.2%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 276,000 290,493
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 425,000 427,673
Diversified Telecommunication Services 0.7%
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 410,000 408,379
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 469,000 445,152
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 200,000 202,460
b
Level 3 Financing, Inc. , Senior Secured Note , 144A, 10.75% ,
12/15/30 ........................................ United States 160,000 181,800
1,237,791
Electric Utilities 1.8%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 200,000 211,258

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
Energo -Pro A/S , Senior Note , 144A, 11% , 11/02/28 .......... Czech Republic 300,000 $ 321,858
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 205,000 210,375
b
NRG Energy, Inc. , Senior Bond , 144A, 6.25% , 11/01/34 ....... United States 400,000 407,789
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 200,000 207,284
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 475,000 452,802
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 260,000 270,768
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 455,000 432,189
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 270,000 263,330
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 210,000 219,688
2,997,341
Energy Equipment & Services 0.3%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 210,000 216,837
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 107,625 107,872
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 90,476 91,970
416,679
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 360,000 373,790
Financial Services 1.4%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 340,000 358,143
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 355,000 393,940
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 450,000 476,250
b
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 500,000 508,196
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 387,943
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 205,000 210,012
2,334,484
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 195,000 203,446
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 110,000 104,573
Senior Note, 5.5%, 1/15/30 .......................... United States 67,000 68,624
376,643
Ground Transportation 0.4%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 220,000 216,762
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 300,000 310,696
527,458
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 210,000 213,139
Health Care Providers & Services 0.7%
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 180,000 186,625
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,830

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 510,000 $ 489,799
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 455,000 471,029
1,173,283
Health Care REITs 0.2%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 245,000 256,603
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 205,000 210,970
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 75,000 77,203
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 180,000 183,621
471,794
Hotels, Restaurants & Leisure 1.3%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 225,000 215,791
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 232,000 240,400
b
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 70,000 71,230
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 80,000 80,539
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 127,000 130,620
Senior Note, 144A, 6%, 2/01/33 ...................... United States 248,000 252,936
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 275,000 282,785
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 285,000 267,147
Viking Cruises Ltd. ,
b
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 380,000 409,498
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 380,000 405,493
2,356,439
Household Durables 0.6%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 54,000 52,668
Senior Note, 6.625%, 5/15/32 ........................ United States 16,000 15,303
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 75,000 78,953
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 477,000 475,638
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 220,000 213,609
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 205,000 198,692
1,034,863
Independent Power and Renewable Electricity Producers 0.4%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 430,000 439,035
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 205,000 212,178
651,213
Insurance 0.8%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 200,000 206,737
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 205,000 210,811
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 200,000 209,584
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 225,000 224,639

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 190,000 $ 201,525
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 205,000 209,320
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 265,000 274,332
1,536,948
Interactive Media & Services 0.2%
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 337,000 346,015
IT Services 0.4%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 240,000 236,630
b
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 450,000 428,179
664,809
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 265,000 254,188
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 117,000 117,170
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 215,000 215,580
Media 0.9%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 285,000 294,449
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 117,000 117,785
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 153,000 159,717
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 150,000 143,628
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Note, 144A, 5%, 8/15/27 ...................... United States 255,000 253,885
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 76,000 80,520
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 250,000 252,772
1,302,756
Metals & Mining 0.8%
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 92,000 86,840
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 267,000 246,146
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 300,000 EUR 340,822
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 250,000 254,328
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 198,000 204,842
1,132,978
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 170,000 173,143
Oil, Gas & Consumable Fuels 2.9%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 205,000 210,676
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 250,000 251,757
b,e
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 195,000 195,255

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 410,000 $ 420,020
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 65,000 66,009
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 270,000 259,814
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 85,000 85,435
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 450,000 454,127
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 250,000 253,978
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 455,000 459,145
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 333,000 339,799
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 202,151
b,e
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 320,000 318,000
b
South Bow USA Infrastructure Holdings LLC , Senior Note , 144A,
5.026% , 10/01/29 .................................. Canada 210,000 210,746
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 184,000 187,188
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 200,000 210,392
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 217,000 210,441
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 450,000 467,708
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 30,000 32,499
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 30,000 32,145
4,867,285
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 135,000 119,426
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 200,000 EUR 264,608
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 208,421
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 140,000 135,990
609,019
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 241,821
Pharmaceuticals 0.6%
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 430,000 461,767
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 449,000 508,991
970,758
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 185,000 191,142
Semiconductors & Semiconductor Equipment 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 205,000 203,664
Specialized REITs 0.2%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 410,000 400,396
Specialty Retail 0.4%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 480,000 498,491

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
b,f
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 12/01/28 .. United States 200,000 $ 205,345
703,836
Technology Hardware, Storage & Peripherals 0.2%
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 150,000 152,614
Seagate HDD Cayman , Senior Bond , 9.625% , 12/01/32 ......
United States 186,000 209,822
362,436
Textiles, Apparel & Luxury Goods 0.7%
b,e
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 207,803
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 105,000 EUR 124,724
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 290,000 261,457
Levi Strauss & Co. , Senior Note , 3.375% , 3/15/27 ...........
United States 305,000 EUR 359,802
b
Under Armour , Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 150,000 152,281
1,106,067
Tobacco 0.3%
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 410,000 421,984
Trading Companies & Distributors 1.3%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 450,000 465,624
b
Aircastle Ltd. , Senior Note , 144A, 5.25% , 8/11/25 ........... United States 205,000 204,990
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 210,000 213,968
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 215,000 209,329
b
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 200,000 211,536
b
Herc Holdings, Inc. ,
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 65,000 66,746
Senior Note, 144A, 7%, 6/15/30 ...................... United States 35,000 36,574
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 370,000 387,927
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 240,000 247,848
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 88,000 84,034
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 45,000 46,543
2,175,119
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 230,000 217,438
Senior Note, 3.375%, 4/15/29 ........................ United States 825,000 794,382
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 275,000 EUR 309,120
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 213,899
1,534,839
Total Corporate Bonds (Cost $45,883,869) ....................................
47,229,169
Senior Floating Rate Interests 6.6%
Aerospace & Defense 0.1%
g
TransDigm , Inc., First Lien, CME Term Loan, J, 6.796%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 118,503 118,847

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Automobile Components 0.0%
†
g
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 59,983 $ 60,114
g
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.827%, (1-month SOFR + 2.5%), 8/04/31 .. United States 193,973 193,904
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.577%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 201,922 202,107
396,011
a a a a a a
Chemicals 0.1%
g
Nouryon Finance BV, First Lien, Term Loan, B, 5.736%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 200,000 EUR 236,597
g
Commercial Services & Supplies 0.2%
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 197,436 197,806
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan,
7.046%, (3-month SOFR + 2.75%), 3/26/31 .............. Luxembourg 89,326 89,683
287,489
a a a a a a
Communications Equipment 0.1%
e,g
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 185,000 187,524
Distributors 0.0%
†
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 33,091 33,248
Electrical Equipment 0.1%
g
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.574%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 198,500 198,773
g
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
7.072%, (1-month SOFR + 2.75%), 3/01/28 .............. France 80,560 80,845
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.191%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 199,479 196,579
277,424
a a a a a a
Food Products 0.2%
e,g
Chobani LLC, First Lien, 2025 New CME Term Loan, 6.827%,
(1-month SOFR + 2.5%), 10/25/27 ..................... United States 229,424 230,523
Ground Transportation 0.1%
g
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
6.046%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 133,988 133,446
g
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 336,338 336,167
Bausch + Lomb Corp., First Lien, New CME Term Loan, 8.327%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 124,105 124,364
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 179,448 179,856
640,387
a a a a a a

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Health Care Providers & Services 0.4%
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.827%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 202,445 $ 203,342
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.827%, (1-month SOFR + 2.5%), 11/15/28 ......... United States 240,199 240,536
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
6.577%, (1-month SOFR + 2.25%), 10/22/29 ............. United States 92,091 92,552
536,430
a a a a a a
g
Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.577%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 217,250 217,387
Carnival Corp., First Lien, 2025 Repricing Advance CME Term
Loan, 6.312%, (1-month SOFR + 2%), 10/18/28 ........... United States 360,664 361,396
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 213,933 213,942
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 6.046%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 108,350 108,215
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 200,000 195,800
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 265,196 265,473
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 202,947 203,007
1,565,220
a a a a a a
Household Durables 0.1%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.546%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 179,518 179,107
Insurance 0.1%
g
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 7.072%, (1-month SOFR + 2.75%), 9/19/31 ......... United States 197,505 197,774
g
IT Services 0.2%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 7.299%,
(3-month SOFR + 3%), 2/03/31 ....................... United States 93,697 93,892
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 184,535 185,227
279,119
a a a a a a
g
Machinery 0.6%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.788%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 416,901 418,725
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.824%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 166,576 163,388
e
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 204,470 205,491
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
7.237%, (3-month SOFR + 3%), 4/30/30 ................ Germany 131,541 132,034
919,638
a a a a a a
g
Media 0.6%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 170,000 168,998
CSC Holdings LLC, First Lien, Term Loan, B5, 9%, (PRIME +
1.5%), 4/15/27 .................................... United States 207,266 202,196

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Media (continued)
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 411,388 $ 408,957
Gray Media, Inc., First Lien, CME Term Loan, D, 7.439%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 235,705 228,821
1,008,972
a a a a a a
Oil, Gas & Consumable Fuels 0.4%
g
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.299%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 689,587 690,476
Paper & Forest Products 0.1%
g
Glatfelter Corp., First Lien, CME Term Loan, 8.583%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 89,550 88,095
g
Passenger Airlines 0.2%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 347,092 345,328
e
American Airlines, Inc., First Lien, 2025 Incremental CME Term
Loan, 7.58%, (3-month SOFR + 3.25%), 5/28/32 .......... United States 20,000 20,155
365,483
a a a a a a
Pharmaceuticals 0.1%
g
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 174,560 174,669
g
Professional Services 0.2%
Dun & Bradstreet Corp. (The), First Lien, Incremental CME Term
Loan, B2, 6.572%, (1-month SOFR + 2.25%), 1/18/29 ...... United States 197,500 197,574
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.549%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 168,300 168,531
366,105
a a a a a a
g
Software 0.6%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.796%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 341,243 341,999
McAfee Corp., First Lien, CME Term Loan, B1, 7.316%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 218,353 212,507
Proofpoint, Inc., First Lien, CME Term Loan, 7.327%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 235,196 235,617
UKG, Inc., First Lien, Initial CME Term Loan, 7.311%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 207,900 208,920
999,043
a a a a a a
g
Specialty Retail 0.4%
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 199,585 197,963
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 466,457 464,622
662,585
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
g
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 197,997 186,220
Total Senior Floating Rate Interests (Cost $10,996,001) ........................
11,019,319

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 10.7%
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 430,000 $ 372,490
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 157,000 EUR 168,848
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 460,000 EUR 463,997
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,060,000 1,000,721
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 198,779
b
Bulgaria Government Bond , Senior Note , Reg S, 3.625% , 9/05/32 Bulgaria 280,000 EUR 342,289
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 320,000 EUR 295,943
Chile Government Bond , Senior Bond , 4.95% , 1/05/36 .......
Chile 600,000 589,422
Colombia Government Bond , Senior Bond , 8% , 11/14/35 ......
Colombia 560,000 563,803
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 620,000 638,904
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 284,000 287,152
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 480,000 488,400
Ecopetrol SA , Senior Bond , 8.875% , 1/13/33 ...............
Colombia 230,000 237,430
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 420,000 423,714
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 310,000 313,759
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 370,000 295,418
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 700,000 711,725
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 200,000 212,953
b
Hashemite Kingdom of Jordan , Senior Note , Reg S, 7.5% ,
1/13/29 ......................................... Jordan 200,000 205,628
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 530,000 534,964
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 410,000 411,613
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 521,250 516,757
b
Ivory Coast Government Bond , Senior Bond , Reg S, 5.875% ,
10/17/31 ........................................ Ivory Coast 500,000 EUR 558,228
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 300,000 260,250
Senior Bond, 3.5%, 2/12/34 .......................... Mexico 500,000 420,875
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 220,000 EUR 257,013
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 730,000 778,574
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 740,000 673,119
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 430,000 386,205
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 203,828
Petroleos Mexicanos ,
Senior Note, 6.49%, 1/23/27 ......................... Mexico 250,000 248,895
Senior Note, 6.7%, 2/16/32 .......................... Mexico 210,000 195,294
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 350,000 363,043
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 400,000 383,669
b
Romania Government Bond , Senior Note , 144A, 3% , 2/27/27 .. Romania 680,000 657,752
b
Romanian Government Bond , Senior Bond , Reg S, 7.125% ,
1/17/33 ......................................... Romania 420,000 438,008
b
Serbia Government Bond ,
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 370,000 390,084
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 430,000 444,921

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
South Africa Government Bond ,
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 300,000 $ 299,048
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 250,000 245,044
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 360,000 365,185
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 570,000 632,905
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 330,000 340,196
Total Foreign Government and Agency Securities (Cost $17,346,581) ............
17,816,845
U.S. Government and Agency Securities 0.1%
h
United States Treasury Notes , 0.625%, 11/30/27 ............ United States 151,000 140,389
Total U.S. Government and Agency Securities (Cost $140,389) ..................
140,389
Asset-Backed Securities 1.1%
Financial Services 1.1%
b,g
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.499% , ( 1-month SOFR +
1.184% ), 11/16/38 . ................................. United States 56,321 56,408
g
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.784% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 626,554 541,955
g
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.794% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 475,455 100,356
g
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.774% , ( 1-month SOFR
+ 0.454% ), 8/25/46 . ................................ United States 1,166,227 1,089,173
1,787,892
a a a a a a
Total Asset-Backed Securities (Cost $1,855,362) ..............................
1,787,892
Commercial Mortgage-Backed Securities 10.8%
Financial Services 10.8%
i,j
BANK ,
2020-BN30, XA, IO, FRN, 1.372%, 12/15/53 ............. United States 2,995,601 154,739
2024-BNK48, XA, IO, FRN, 1.352%, 10/15/57 ............ United States 4,508,284 375,173
i,j
BANK5 ,
2024-5YR10, XA, IO, FRN, 1.402%, 10/15/57 ............. United States 6,913,028 306,509
2024-5YR12, XA, IO, FRN, 0.696%, 12/15/57 ............. United States 5,935,611 121,080
2024-5YR7, XA, IO, FRN, 1.57%, 6/15/57 ............... United States 5,186,810 240,379
i,j
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.812%, 2/15/55 ................ United States 4,817,417 163,802
2024-5C29, XA, IO, FRN, 1.822%, 9/15/57 ............... United States 7,479,804 436,260
2024-C26, XA, IO, FRN, 1.241%, 5/15/57 ................ United States 2,634,070 193,599
2025-C32, XA, IO, FRN, 1.356%, 2/15/62 ................ United States 2,125,798 181,812
i,j
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 6,543,683 314,957
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 9,895,000 224,634
i,j
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.575% , 9/15/57 United States 5,707,800 274,046
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 439,000 416,685
CFCRE Commercial Mortgage Trust ,
b,j
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 193,000 179,858
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 405,000 399,412
b,j
Citigroup Commercial Mortgage Trust , 2015-GC27 , D , 144A,
FRN , 4.543% , 2/10/48 .............................. United States 284,231 274,423
COMM Mortgage Trust ,
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 392,000 50,367
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 158,080 149,320

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
b,j
2013-CR7, D, 144A, FRN, 4.385%, 3/10/46 .............. United States 111,791 $ 106,838
j
2014-CR16, C, FRN, 4.937%, 4/10/47 .................. United States 441,000 416,523
b,j
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 290,000 232,726
b,j
2014-CR19, D, 144A, FRN, 4.661%, 8/10/47 ............. United States 287,159 276,677
j
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 341,775 330,837
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 251,463 241,378
j
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 220,454 218,110
j
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 175,000 167,120
j
2015-CR27, C, FRN, 4.596%, 10/10/48 ................. United States 212,000 198,464
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 182,226 179,484
j
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 447,000 426,326
j
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 253,000 249,899
CSAIL Commercial Mortgage Trust ,
j
2015-C1, AS, FRN, 3.791%, 4/15/50 ................... United States 220,997 219,707
j
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 216,000 209,024
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 107,786 107,367
2016-C5, A5, 3.757%, 11/15/48 ....................... United States 204,282 203,239
j
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 4.012%, 7/10/46 ............ United States 261,989 258,177
2014-GC24, B, FRN, 4.521%, 9/10/47 .................. United States 469,000 441,611
b
2014-GC24, D, 144A, FRN, 4.542%, 9/10/47 ............. United States 221,000 140,886
i
2019-GC42, XA, IO, FRN, 0.929%, 9/10/52 .............. United States 6,081,088 165,443
j
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b
2007-CB20, E, 144A, FRN, 8.188%, 2/12/51 ............. United States 10,147 13,198
b
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 163,000 157,050
2013-LC11, D, FRN, 4.296%, 4/15/46 ................... United States 194,000 42,777
b,c
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 647,000 28,057
JPMBB Commercial Mortgage Securities Trust ,
b,j
2013-C14, D, 144A, FRN, 4.172%, 8/15/46 .............. United States 228,000 176,579
b,j
2013-C14, F, 144A, FRN, 3.598%, 8/15/46 ............... United States 1,500,000 127,732
b,j
2014-C18, D, 144A, FRN, 4.652%, 2/15/47 .............. United States 232,000 205,552
j
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 174,000 162,684
j
2014-C23, C, FRN, 4.7%, 9/15/47 ..................... United States 201,000 184,008
b,j
2014-C23, D, 144A, FRN, 4.2%, 9/15/47 ................ United States 100,000 86,059
2015-C31, A3, 3.801%, 8/15/48 ....................... United States 63,075 62,939
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 132,000 130,918
j
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.915% , 6/15/51 ................................... United States 190,000 171,143
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 400,000 390,139
Morgan Stanley Bank of America Merrill Lynch Trust ,
j
2013-C10, B, FRN, 4.112%, 7/15/46 .................... United States 143,460 135,488
b,j
2013-C10, D, 144A, FRN, 4.112%, 7/15/46 ............... United States 350,000 286,627
b,j
2013-C10, F, 144A, FRN, 4.112%, 7/15/46 ............... United States 975,000 86,580
b,j
2013-C12, D, 144A, FRN, 4.861%, 10/15/46 ............. United States 189,000 176,221
b,j
2013-C9, D, 144A, FRN, 3.927%, 5/15/46 ............... United States 196,000 180,492
2014-C19, C, 4%, 12/15/47 .......................... United States 83,141 80,627
j
2015-C22, C, FRN, 4.191%, 4/15/48 ................... United States 575,000 499,902
j
2015-C25, C, FRN, 4.66%, 10/15/48 ................... United States 253,000 243,168
j
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 286,000 276,914
2018-H3, C, FRN, 5.012%, 7/15/51 .................... United States 199,000 186,268
b,g
Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.67%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 503,843 512,332

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
Multi-family Connecticut Avenue Securities Trust, (continued)
2020-01, M10, 144A, FRN, 8.17%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 645,635 $ 656,833
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 458,000 447,881
b,c
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 558,952 47
j
UBS Commercial Mortgage Trust , 2017-C3 , C , FRN , 4.503% ,
8/15/50 ......................................... United States 247,000 233,994
Wells Fargo Commercial Mortgage Trust ,
b,j
2013-LC12, D, 144A, FRN, 3.915%, 7/15/46 ............. United States 188,000 106,224
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 264,667 32,042
b,j
2015-C30, D, 144A, FRN, 4.644%, 9/15/58 .............. United States 121,000 117,605
2015-C31, A4, 3.695%, 11/15/48 ...................... United States 399,000 397,370
2015-C31, D, 3.852%, 11/15/48 ....................... United States 99,000 85,932
j
2015-LC22, AS, FRN, 4.207%, 9/15/58 ................. United States 175,000 174,269
2015-NXS3, A4, 3.617%, 9/15/57 ...................... United States 437,000 435,263
2015-NXS4, A4, 3.718%, 12/15/48 ..................... United States 178,000 177,167
j
2015-SG1, B, FRN, 4.568%, 9/15/48 ................... United States 273,000 263,818
j
2016-NXS5, D, FRN, 5.119%, 1/15/59 .................. United States 216,000 194,968
i,j
2019-C52, XA, IO, FRN, 1.704%, 8/15/52 ................ United States 3,219,935 161,562
i,j
2024-5C1, XA, IO, FRN, 1.258%, 7/15/57 ................ United States 6,115,207 223,289
j
WFRBS Commercial Mortgage Trust ,
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 235,831 121,453
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 177,000 168,487
2014-C23, B, FRN, 4.372%, 10/15/57 ................... United States 125,000 117,269
17,965,818
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $20,333,730) ..............
17,965,818
Mortgage-Backed Securities 18.3%
Federal National Mortgage Association (FNMA) Fixed Rate 11.1%
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 45,318 45,147
k
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 2,000,000 1,658,566
k
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/55 ...... United States 1,000,000 865,453
k
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/55 ..... United States 1,000,000 900,440
k
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 1,000,000 980,134
k
Uniform Mortgage-Backed Securities, 5.5%, TBA, 7/25/55 ..... United States 10,000,000 9,999,275
k
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...... United States 4,000,000 4,065,116
18,514,131
Government National Mortgage Association (GNMA) Fixed Rate 7.2%
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 3/20/50 ..... United States 207,640 186,970
k
GNMA II, Single-family, 30 Year, 4.5%, 7/15/55 ............. United States 3,000,000 2,872,111
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 49,535 49,221
k
GNMA II, Single-family, 30 Year, 5%, 7/15/55 ............... United States 4,000,000 3,929,839
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 16,977 17,233
k
GNMA II, Single-family, 30 Year, 5.5%, 7/15/55 ............. United States 5,000,000 5,008,124
12,063,498
Total Mortgage-Backed Securities (Cost $30,205,065) ..........................
30,577,629
Residential Mortgage-Backed Securities 10.0%
Financial Services 10.0%
b
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 586,481 590,053

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
Alternative Loan Trust ,
g
2005-38, A1, FRN, 5.899%, (12-month average of 1-year CMT
+ 1.5%), 9/25/35 .................................. United States 164,462 $ 148,262
g
2005-38, A3, FRN, 5.134%, (1-month SOFR + 0.814%), 9/25/35 United States 202,373 184,837
g
2005-59, 1A1, FRN, 5.096%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 220,674 216,978
g
2006-OA10, 1A1, FRN, 5.359%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 66,670 60,239
g
2006-OA10, 3A1, FRN, 4.814%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 185,663 164,826
g
2006-OA10, 4A1, FRN, 4.814%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 1,362,449 1,165,295
j
2006-OA7, 1A1, FRN, 3.244%, 6/25/46 ................. United States 206,910 192,542
g
2006-OA7, 1A2, FRN, 5.339%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 158,800 155,893
g
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.624% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 339,888 199,877
g
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.934% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 34,832 32,921
b,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.614% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 142,973 126,961
b,j
COLT Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN , 3.698% ,
3/25/65 ......................................... United States 1,000,000 977,772
b,g
Connecticut Avenue Securities Trust ,
2020-SBT1, 1M2, 144A, FRN, 8.07%, (30-day SOFR Average +
3.764%), 2/25/40 .................................. United States 504,000 524,025
2022-R02, 2B1, 144A, FRN, 8.805%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 180,000 188,004
2022-R02, 2M2, 144A, FRN, 7.305%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 400,000 409,365
b,j
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 371,857 364,936
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 192,000 186,249
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 636,000 606,083
g
FHLMC STACR Debt Notes ,
2015-DNA3, B, FRN, 13.77%, (30-day SOFR Average +
9.464%), 4/25/28 .................................. United States 560,882 573,071
2015-HQA2, B, FRN, 14.92%, (30-day SOFR Average +
10.614%), 5/25/28 ................................. United States 265,919 273,872
2016-DNA1, B, FRN, 14.42%, (30-day SOFR Average +
10.114%), 7/25/28 ................................. United States 1,270,682 1,328,661
b,g
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 14.42%, (30-day SOFR Average +
10.114%), 8/25/50 ................................. United States 609,000 807,882
2020-DNA5, B2, 144A, FRN, 15.805%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 176,000 245,275
2020-HQA3, B2, 144A, FRN, 14.42%, (30-day SOFR Average +
10.114%), 7/25/50 ................................. United States 430,000 568,810
2021-DNA3, B2, 144A, FRN, 10.555%, (30-day SOFR Average
+ 6.25%), 10/25/33 ................................ United States 225,000 278,427
b,g
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 12.17%, (30-day SOFR Average +
7.864%), 9/25/48 .................................. United States 174,000 201,271
2018-HQA2, B2, 144A, FRN, 15.42%, (30-day SOFR Average +
11.114%), 10/25/48 ................................ United States 649,000 806,140
2019-DNA1, B2, 144A, FRN, 15.17%, (30-day SOFR Average +
10.864%), 1/25/49 ................................. United States 141,000 174,600

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
FHLMC STACR Trust, (continued)
2019-DNA2, B2, 144A, FRN, 14.92%, (30-day SOFR Average +
10.614%), 3/25/49 ................................. United States 118,000 $ 141,161
2019-HQA1, B2, 144A, FRN, 16.67%, (30-day SOFR Average +
12.364%), 2/25/49 ................................. United States 85,000 104,729
2019-HQA2, B2, 144A, FRN, 15.67%, (30-day SOFR Average +
11.364%), 4/25/49 ................................. United States 106,000 128,287
j
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.155% , 11/25/36 ......................... United States 403,364 279,430
g
FNMA Connecticut Avenue Securities ,
2016-C01, 1B, FRN, 16.17%, (30-day SOFR Average +
11.864%), 8/25/28 ................................. United States 362,548 384,839
2016-C02, 1B, FRN, 16.67%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 1,091,547 1,169,920
2016-C03, 1B, FRN, 16.17%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 563,444 606,270
2016-C03, 2B, FRN, 17.17%, (30-day SOFR Average +
12.864%), 10/25/28 ................................ United States 89,030 96,620
2016-C05, 2B, FRN, 15.17%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 118,410 128,734
2016-C06, 1B, FRN, 13.67%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 19,697 21,404
g
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.744% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 175,646 97,966
g
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.952% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 239,296 66,611
b,g
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 8.455% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 150,000 153,077
b,g
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.655% ,
( 30-day SOFR Average + 1.35% ), 2/25/55 ............... United States 127,910 128,527
b
LHOME Mortgage Trust , 2023-RTL2 , A1 , 144A, 8% , 6/25/28 ... United States 254,000 254,955
b,g
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.262% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 155,640 146,126
g
MortgageIT Trust , 2005-3 , M2 , FRN , 5.229% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 21,882 21,196
g
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.864% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 186,865 169,025
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 555,000 558,803
g
Structured Asset Mortgage Investments II Trust , 2006-AR7 ,
A1BG , FRN , 4.554% , ( 1-month SOFR + 0.234% ), 8/25/36 ... United States 120,629 106,348
b,j
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 216,000 195,322
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 5.414% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 65,661 65,148
16,777,625
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $15,830,158) ...............
16,777,625
Agency Commercial Mortgage-Backed Securities 13.1%
Financial Services 13.1%
i
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 23,346 479
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 112,556 15,364
4077, IK, IO, 5%, 7/15/42 ............................ United States 361,021 77,154
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 128,704 7,053

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
FHLMC, (continued)
g
4839, WS, IO, FRN, 1.682%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 2,014,823 $ 292,795
g
4945, SL, IO, FRN, 1.63%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 2,002,873 247,394
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 2,025,137 426,828
g
5002, SJ, IO, FRN, 1.68%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 2,845,788 351,034
g
5011, SA, IO, FRN, 1.83%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 3,234,259 442,958
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 3,685,989 841,051
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,535,348 365,862
5134, IC, IO, 4%, 8/25/51 ............................ United States 2,988,133 601,060
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,800,977 393,571
b,g
FHLMC, Multi-family Structured Pass-Through Certificates ,
2021-MN1, M2, 144A, FRN, 8.055%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 235,000 241,488
2021-MN3, M2, 144A, FRN, 8.305%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 797,000 823,897
i
FNMA ,
g
2010-35, SG, IO, FRN, 1.98%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 213,517 24,107
g
2011-101, SA, IO, FRN, 1.48%, (30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 513,679 50,435
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 108,360 22,460
2015-30, IO, 5.5%, 5/25/45 .......................... United States 817,158 113,963
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 675,720 100,839
g
2017-32, SA, IO, FRN, 1.73%, (30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 2,548,818 291,036
g
2018-20, SB, IO, FRN, 1.83%, (30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 1,184,040 116,770
g
2018-38, SA, IO, FRN, 1.78%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 2,097,770 260,473
g
2019-43, JS, IO, FRN, 1.63%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 1,139,532 124,087
g
2019-61, S, IO, FRN, 1.58%, (30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 2,383,881 309,819
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 2,892,157 661,425
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 3,659,686 795,108
374, 6, IO, 5.5%, 8/25/36 ............................ United States 26,896 4,408
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 71,054 10,016
427, C93, IO, 4.5%, 8/25/42 .......................... United States 2,720,928 480,799
i
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 341,106 51,921
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 719,828 117,748
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 725,750 119,424
2012-146, IO, 5%, 12/20/42 .......................... United States 186,701 39,462
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 382,108 73,464
j
2013-H08, CI, IO, FRN, 1.537%, 2/20/63 ................ United States 524,892 18,152
g
2014-119, SA, IO, FRN, 1.168%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 628,201 57,913
g
2014-60, SD, IO, FRN, 1.748%, (1-month SOFR + 6.066%),
4/20/44 ......................................... United States 1,402,181 167,349
2014-76, IO, 5%, 5/20/44 ............................ United States 285,864 60,063
j
2014-H21, BI, IO, FRN, 1.568%, 10/20/64 ............... United States 1,617,375 34,309
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 280,129 12,418
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 664,565 132,701

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
GNMA, (continued)
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 488,310 $ 73,394
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 152,018 31,435
j
2015-H10, BI, IO, FRN, 2.093%, 4/20/65 ................ United States 845,995 38,072
j
2015-H20, AI, IO, FRN, 1.833%, 8/20/65 ................ United States 1,168,396 29,987
j
2015-H20, CI, IO, FRN, 2.939%, 8/20/65 ................ United States 1,309,123 62,394
j
2015-H23, BI, IO, FRN, 1.768%, 9/20/65 ................ United States 1,131,582 23,371
j
2015-H25, EI, IO, FRN, 1.883%, 10/20/65 ............... United States 816,616 22,307
2016-42, IO, 5%, 2/20/46 ............................ United States 680,869 135,029
j
2016-H03, AI, IO, FRN, 1.973%, 1/20/66 ................ United States 1,106,958 42,460
j
2016-H03, DI, IO, FRN, 1.975%, 12/20/65 ............... United States 1,039,635 34,902
j
2016-H06, DI, IO, FRN, 2.059%, 7/20/65 ................ United States 1,063,660 38,026
j
2016-H09, BI, IO, FRN, 2.065%, 4/20/66 ................ United States 1,359,182 58,854
j
2016-H10, AI, IO, FRN, 1.788%, 4/20/66 ................ United States 2,657,206 65,763
j
2016-H18, QI, IO, FRN, 3.107%, 6/20/66 ................ United States 724,911 40,529
j
2016-H22, AI, IO, FRN, 2.883%, 10/20/66 ............... United States 1,026,967 44,979
j
2016-H23, NI, IO, FRN, 2.998%, 10/20/66 ............... United States 2,852,314 125,584
j
2016-H24, CI, IO, FRN, 1.666%, 10/20/66 ............... United States 794,777 15,779
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 896,285 167,459
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 341,530 63,618
2017-93, TI, IO, 4%, 3/20/44 ......................... United States 45,544 343
j
2017-H02, BI, IO, FRN, 2.336%, 1/20/67 ................ United States 817,305 31,280
j
2017-H06, BI, IO, FRN, 2.4%, 2/20/67 .................. United States 1,366,309 42,934
j
2017-H08, NI, IO, FRN, 2.267%, 3/20/67 ................ United States 1,816,006 58,604
j
2017-H09, IO, FRN, 1.893%, 4/20/67 ................... United States 2,100,218 62,652
j
2017-H11, DI, IO, FRN, 2.089%, 5/20/67 ................ United States 1,372,425 68,104
j
2017-H12, QI, IO, FRN, 2.42%, 5/20/67 ................. United States 1,253,576 46,197
j
2017-H16, IG, IO, FRN, 1.54%, 7/20/67 ................. United States 2,891,365 74,516
j
2017-H16, JI, IO, FRN, 1.934%, 8/20/67 ................. United States 3,702,292 167,884
j
2017-H19, MI, IO, FRN, 2.078%, 4/20/67 ................ United States 731,430 28,690
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 1,223,700 244,898
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 807,652 166,079
j
2018-H02, EI, IO, FRN, 2.33%, 1/20/68 ................. United States 2,912,555 128,374
j
2018-H05, BI, IO, FRN, 2.315%, 2/20/68 ................ United States 1,849,583 83,975
j
2018-H15, KI, IO, FRN, 2.218%, 8/20/68 ................ United States 1,426,028 55,695
g
2019-110, SQ, IO, FRN, 1.618%, (1-month SOFR + 5.936%),
9/20/49 ......................................... United States 1,679,817 194,157
g
2019-152, ES, IO, FRN, 1.618%, (1-month SOFR + 5.936%),
12/20/49 ........................................ United States 1,035,816 119,625
g
2019-83, SY, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,560,037 190,770
g
2019-89, PS, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,959,081 224,007
g
2019-96, SY, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 1,741,219 216,811
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 3,760,436 502,462
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 2,177,198 387,610
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 2,294,371 370,273
g
2020-63, AS, IO, FRN, 1.568%, (1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,818,963 221,778
g
2020-63, PS, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 2,284,429 300,053
g
2020-63, SP, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
5/20/50 ......................................... United States 1,769,988 226,160
g
2020-96, KS, IO, FRN, 1.718%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 5,441,313 734,803

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
GNMA, (continued)
g
2020-97, QS, IO, FRN, 1.718%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,629,021 $ 233,929
g
2021-116, ES, IO, FRN, 1.774%, (1-month SOFR + 6.086%),
11/20/47 ........................................ United States 2,627,758 307,550
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 2,893,591 678,575
2021-156, IO, 3.5%, 7/20/51 ......................... United States 3,525,865 684,808
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,590,606 526,243
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,923,831 505,716
g
2021-59, SM, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 5,303,904 710,571
g
2021-59, SQ, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 1,739,315 236,580
g
2021-77, SM, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 2,607,852 358,038
g
2021-98, SK, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 4,363,199 596,283
g
2023-35, SH, IO, FRN, 2.148%, (30-day SOFR Average +
6.45%), 2/20/53 ................................... United States 5,576,260 509,887
2024-186, IO, 3%, 9/20/51 ........................... United States 3,526,841 544,914
j
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 4,873,796 250,740
2024-4, IG, IO, 5%, 12/20/52 ......................... United States 1,476,753 261,162
21,846,329
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $21,969,989) .......
21,846,329
Total Long Term Investments (Cost $173,307,843) .............................
174,277,596
a
Short Term Investments 12.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.8%
d,l
U.S. Treasury Bills, 4.22%, 10/02/25 ..................... United States 1,300,000 1,285,826
Total U.S. Government and Agency Securities (Cost $1,286,382) ................
1,285,826
a a a
Certificates of Deposit 2.5%
Bank of America NA, 4.25% 3/02/26 ..................... United States 750,000 749,514
Canadian Imperial Bank of Commerce, 4.69% 2/09/26 ....... Canada 800,000 800,464
DNB Bank ASA, 4.39% 7/28/25 ......................... Norway 750,000 750,022
Mizuho Bank Ltd., 4.62% 8/06/25 ....................... Japan 1,000,000 1,000,135
Toronto-Dominion Bank (The), 4.66% 4/02/26 .............. Canada 850,000 849,865
Total Certificates of Deposit (Cost $4,149,990) ................................
4,150,000
a a a
Commercial Papers 2.8%
b,d
ABN AMRO Funding USA LLC, 144A, 4.46%, 9/03/25 ........ Netherlands 825,000 818,413
d
BPCE SA, 4.4%, 8/18/25 .............................. France 800,000 795,234
b
Commonwealth Bank of Australia, 144A, 4.77% 4/09/26 ...... Australia 750,000 750,054
b,d
NRW Bank ,
144A, 4.33%, 7/07/25 ................................ Germany 750,000 749,369
144A, 4.35%, 10/02/25 ............................... Germany 750,000 741,580
1,490,949

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,d
NRW Bank, (continued)
b
Royal Bank of Canada, 144A, 4.66% 3/23/26 .............. Canada 850,000 $ 850,087
Total Commercial Papers (Cost $4,705,062) ...................................
4,704,737
Shares
Money Market Funds 6.1%
a,m
Putnam Government Money Market Fund, Class P, 4.114% .... United States 1,053,800 1,053,800
a,m
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 9,178,028 9,178,028
Total Money Market Funds (Cost $10,231,828) ................................
10,231,828
Total Short Term Investments (Cost $20,373,262 ) ..............................
20,372,391
a
Total Investments (Cost $193,681,105) 116.6% ................................
$194,649,987
TBA Sale Commitments (2.3)% ..............................................
(3,799,929)
Other Assets, less Liabilities (14.3)% ........................................
(23,956,569)
Net Assets 100.0% .........................................................
$166,893,489
a a a
Principal
Amount
*
n
TBA Sale Commitments (2.3)%
Mortgage-Backed Securities (2.3)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.3)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 7/25/55 .................................. United States (1,000,000) (929,961)
4.5%, TBA, 7/25/55 ................................ United States (3,000,000) (2,869,968)
(3,799,929)
Total TBA Sale Commitments (Proceeds $(3,735,156)) .........................
$(3,799,929)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note
3
regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $63,748,823, representing 38.2% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
The rate shown represents the yield at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Security purchased on a to-be-announced (TBA) basis.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $853,591, representing 0.5% net assets.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following futures contracts outstanding.
At June 30, 2025, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro- Bobl .................................. Short 26 $ 3,604,150 9/08/25 $ 10,146
U.S. Treasury 10 Year Ultra Notes ................ Long 66 7,541,531 9/19/25 122,562
U.S. Treasury 2 Year Notes ..................... Short 10 2,080,234 9/30/25 (8,054)
U.S. Treasury 5 Year Notes ..................... Long 89 9,701,000 9/30/25 99,411
Total Futures Contracts ...................................................................... $224,065
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Sell 38,700 24,410 7/16/25 $ — $ (1,067)
Australian Dollar .... HSBK Sell 58,000 36,587 7/16/25 — (1,596)
Australian Dollar .... MSCO Sell 902,400 569,166 7/16/25 — (24,897)
Australian Dollar .... TDOM Sell 365,900 230,797 7/16/25 — (10,081)
Australian Dollar .... UBSW Sell 21,800 13,751 7/16/25 — (600)
Australian Dollar .... WPAC Sell 12,000 7,573 7/16/25 — (327)
Canadian Dollar .... BOFA Sell 400 281 7/16/25 — (13)
Canadian Dollar .... BZWS Sell 82,700 58,087 7/16/25 — (2,690)
Canadian Dollar .... GSCO Sell 9,000 6,321 7/16/25 — (293)
Canadian Dollar .... HSBK Sell 443,500 311,493 7/16/25 — (14,441)
Canadian Dollar .... JPHQ Sell 195,800 137,523 7/16/25 — (6,373)
Canadian Dollar .... TDOM Sell 415,000 291,482 7/16/25 — (13,507)
Canadian Dollar .... UBSW Sell 13,000 9,131 7/16/25 — (423)
Canadian Dollar .... WPAC Sell 343,500 241,251 7/16/25 — (11,192)
New Zealand Dollar . BOFA Sell 19,700 11,344 7/16/25 — (670)
New Zealand Dollar . HSBK Sell 439,200 252,900 7/16/25 — (14,939)
New Zealand Dollar . MSCO Sell 495,300 285,192 7/16/25 — (16,860)
New Zealand Dollar . UBSW Sell 75,800 43,648 7/16/25 — (2,577)
Japanese Yen ...... BOFA Buy 64,500,800 440,345 8/20/25 10,146 —
Japanese Yen ...... GSCO Buy 117,505,400 802,194 8/20/25 18,495 —
Japanese Yen ...... TDOM Buy 612,100 4,178 8/20/25 97 —
Japanese Yen ...... UBSW Buy 59,663,400 407,312 8/20/25 9,394 —
British Pound ...... BOFA Sell 129,100 174,318 9/17/25 — (2,981)
British Pound ...... CITI Sell 187,200 252,755 9/17/25 — (4,334)
British Pound ...... MSCO Sell 90,900 122,767 9/17/25 — (2,070)
British Pound ...... TDOM Sell 101,100 136,493 9/17/25 — (2,352)
British Pound ...... WPAC Sell 9,000 12,153 9/17/25 — (207)
Euro ............. BOFA Sell 167,500 192,115 9/17/25 — (6,221)
Euro ............. BZWS Sell 113,200 129,820 9/17/25 — (4,219)
Euro ............. CITI Sell 871,100 999,070 9/17/25 — (32,396)
Euro ............. HSBK Sell 79,600 91,307 9/17/25 — (2,947)
Euro ............. MSCO Sell 903,100 1,040,061 9/17/25 — (29,296)
Euro ............. SSBT Sell 1,609,800 1,846,233 9/17/25 — (59,925)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. TDOM Sell 275,800 316,268 9/17/25 $ — $ (10,306)
Euro ............. UBSW Sell 298,700 342,632 9/17/25 — (11,058)
Norwegian Krone ... BOFA Sell 2,502,400 246,800 9/17/25 — (1,588)
Norwegian Krone ... BZWS Sell 125,400 12,367 9/17/25 — (80)
Norwegian Krone ... CITI Sell 1,067,500 105,280 9/17/25 — (680)
Norwegian Krone ... HSBK Sell 175,200 17,277 9/17/25 — (113)
Norwegian Krone ... JPHQ Sell 102,500 10,106 9/17/25 — (68)
Norwegian Krone ... TDOM Sell 2,166,500 213,575 9/17/25 — (1,472)
Swedish Krona ..... BOFA Sell 313,500 32,871 9/17/25 — (437)
Swedish Krona ..... CITI Sell 51,700 5,420 9/17/25 — (73)
Swedish Krona ..... GSCO Sell 2,040,600 213,946 9/17/25 — (2,857)
Swedish Krona ..... HSBK Sell 550,600 57,714 9/17/25 — (784)
Swedish Krona ..... SSBT Sell 3,107,200 325,683 9/17/25 — (4,440)
Swedish Krona ..... UBSW Sell 59,600 6,247 9/17/25 — (85)
Swiss Franc ....... BOFA Buy 35,600 43,860 9/17/25 1,451 —
Swiss Franc ....... BZWS Buy 68,000 83,795 9/17/25 2,754 —
Swiss Franc ....... GSCO Buy 127,000 156,498 9/17/25 5,146 —
Swiss Franc ....... HSBK Buy 22,400 27,603 9/17/25 908 —
Swiss Franc ....... JPHQ Buy 579,600 714,102 9/17/25 23,607 —
Total Forward Exchange Contracts ................................................... $71,998 $(303,535)
Net unrealized appreciation (depreciation) ............................................ $(231,537)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 4,174,800 $ 99,569 $ (65,493)
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 4,174,800 99,569 (13,844)
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 63,150,000 (138,930) (59,527)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 42,100,000 174,715 98,964
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 477,100 22,090 (2,676)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 477,100 22,090 (4,359)
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 966,000 58,926 (10,766)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 3,079,100 157,650 (83,496)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 3,079,100 150,568 (40,308)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 7,438,800 84,059 (61,993)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 996,400 36,169 (15,389)
(4.495%)/6-month AUD BBR/Jul-35/
(Purchased) DBAB 7/14/25 / 4.495% AUD 7,377,200 162,551 (162,013)
4.495%/6-month AUD BBR/Jul-35/(Purchased) DBAB 7/14/25 / 4.495% AUD 7,377,200 162,551 4,922
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (2,288)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (3,470)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,529,600 89,176 (47,502)
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 (139,986)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 269,281

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 5,556,400 $ 138,902 $ (19,197)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 5,556,400 110,287 (63,625)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 (60,553)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 230,940
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 7,438,800 (24,219) 22,230
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 7,438,800 50,082 (32,181)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 1,950
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 (2,227)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,584,600 126,320 32,277
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 145,400 15,179 4,284
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,147,100 41,525 (2,845)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 (64,901)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 134,784
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 37,235
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 (32,248)
Unrealized appreciation 836,867
Unrealized (depreciation) (990,887)
Total $(154,020)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 8,893,000 $ 682,533 $ 428,439 $ 254,094
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $682,533 $428,439 $254,094
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 915,000 485,429 379,986 105,443
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 279,000 148,016 15,875 132,141
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 133,000 49,196 50,041 (845)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 148,000 66,746 64,084 2,662
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 42,000 18,941 17,149 1,792
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 465,000 87,575 139,762 (52,187)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Buy Protection
(c)
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 516,000 $ 97,180 $ 166,855 $ (69,675)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 609,000 72,105 76,057 (3,952)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 203,000 35,140 36,845 (1,705)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 406,000 80,896 85,124 (4,228)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 223,000 7,326 41,772 (34,446)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 203,000 34,628 36,464 (1,836)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 382,000 (23,808) (50,319) 26,511
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 120,000 (63,663) (9,629) (54,034)
Below
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 133,000 (49,196) (56,865) 7,669
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 285,000 (23,057) (49,554) 26,497
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 167,000 (13,511) (28,991) 15,480
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 125,000 (10,113) (13,977) 3,864
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 562,000 (45,467) (100,044) 54,577
Below
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 34,000 (5,234) (7,729) 2,495
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 12,000 (1,847) (2,464) 617
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 19,000 (2,925) (4,319) 1,394
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 223,000 (7,327) (13,732) 6,405
Investment
Grade
CMBX.NA.BBB-.8 3.00% Monthly JPHQ 10/17/57 26,000 (4,235) (4,054) (181)
Investment
Grade
Total OTC Swap Contracts .............................................. $932,795 $768,337 $164,458
Total Credit Default Swap Contracts .................................... $1,615,328 $ 1,196,776 $418,552
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 1.93% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/27 5,953,000 EUR $ (10,125) $ (1,469) $ (8,656)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 178,526,000 (780,897) (234,930) (545,967)
Receive Fixed 2.48% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/17/27 6,432,000 CAD 2,389 2,474 (85)
Receive Fixed 3.23% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 9/17/27 3,027,000 AUD 4,661 1,139 3,522
Receive Fixed 3.78% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/27 1,587,000 GBP 9,857 846 9,011
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 139,363,000 1,531,878 461,171 1,070,707
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 6,323,000 AUD (20,583) (22,646) 2,063
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 489,000 EUR 3,044 1,429 1,615
Receive Fixed 0.4% ... Annual
Pay Floating 1-day
SARON .......... Annual 9/17/35 1,715,000 CHF (32,499) 9,364 (41,863)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.03% .... Semi-Annual 9/17/35 3,327,000 CAD (9,319) (1,523) (7,796)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 46,998,000 (768,431) (142,273) (626,158)
Receive Fixed 2.53% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/35 1,592,000 EUR (16,034) (3,329) (12,705)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.2% ..... Semi-Annual 9/17/35 4,143,000 NZD (18,431) (5,716) (12,715)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.7% ..... Annual 9/17/35 17,768,000 SEK (24,931) (10,119) (14,812)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following total return swap contracts outstanding.
See abbreviations on page 34 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.18% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/35 1,539,000 GBP $ 30,543 $ 3,755 $ 26,788
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 1,582,000 AUD 11,448 5,737 5,711
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4% ...... Annual 9/17/35 32,467,000 NOK (62,914) 3,020 (65,934)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 688,000 AUD 1,322 — 1,322
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 2,341,000 (49,864) (2,985) (46,879)
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 813,000 EUR (36,890) (10,756) (26,134)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 70,000 AUD 1,036 340 696
Total Interest Rate Swap Contracts ................................. $(234,740) $ 53,529 $(288,269)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Ephesus Funding DAC ................. 0.165% At Maturity MSCO 9/22/25 1,095,000 $ 21,284
Total Return Swap Contracts .................................................................... $21,284
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Putnam Master Intermediate Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Master Intermediate Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Master Intermediate Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $4,152,125 $— $— $29,104 $4,181,229 166,982 $54,880
Putnam Government Money
Market Fund, Class P, 4.114% . 18,697,139 24,034,119 (41,677,458) — — 1,053,800 1,053,800 330,779
Putnam Short Term Investment
Fund, Class P, 4.581% ...... 14,161,617 5,707,992 (10,691,581) — — 9,178,028 9,178,028 379,688
Total Non-Controlled Affiliates $32,858,756 $33,894,236 $(52,369,039) $— $29,104 $14,413,057 $765,347
Total Affiliated Securities ... $32,858,756 $33,894,236 $(52,369,039) $— $29,104 $14,413,057 $765,347
2. Financial Instrument Valuation
(continued)

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Master Intermediate Income Trust
Assets:
Investments in Securities:
Management Investment Companies ......... $ 4,181,229 $ — $ — $ 4,181,229
Convertible Bonds ....................... — 4,935,352 — 4,935,352
Corporate Bonds ........................ — 47,229,169 — 47,229,169
Senior Floating Rate Interests ............... — 11,019,319 — 11,019,319
Foreign Government and Agency Securities .... — 17,816,845 — 17,816,845
U.S. Government and Agency Securities ....... — 140,389 — 140,389
Asset-Backed Securities ................... — 1,787,892 — 1,787,892
Commercial Mortgage-Backed Securities ...... — 17,965,818 — 17,965,818
Mortgage-Backed Securities ................ — 30,577,629 — 30,577,629
Residential Mortgage-Backed Securities ....... — 16,777,625 — 16,777,625
Agency Commercial Mortgage-Backed Securities — 21,846,329 — 21,846,329
Short Term Investments ................... 10,231,828 10,140,563 — 20,372,391
Total Investments in Securities ........... $14,413,057 $180,236,930 $— $194,649,987
Other Financial Instruments:
Forward Exchange Contracts ............... $— $71,998 $— $71,998
Forward Premium Swap Option Contracts ..... — 836,867 — 836,867
Futures Contracts ....................... 232,119 — — 232,119
Swap Contracts ......................... — 1,784,360 — 1,784,360
Total Other Financial Instruments ......... $232,119 $2,693,225 $— $2,925,344
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 3,799,929 $ — $ 3,799,929
Forward Exchange Contracts ............... — 303,535 — 303,535
Forward Premium Swap Option Contracts ...... — 990,887 — 990,887
Futures Contracts ........................ 8,054 — — 8,054
Swap Contracts ......................... — 1,632,793 — 1,632,793
Total Other Financial Instruments ......... $8,054 $6,727,144 $— $6,735,198
4. Fair Value Measurements
(continued)

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
NatWest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.75%
1-day SARON ....................... (0.03)%
1-day SOFR ........................ 4.45%
1-day SONIA ........................ 4.22%
3-month AUD BBR ................... 3.60%
3-month STIBOR .................... 2.13%
6-month AUD BBR ................... 3.78%
6-month EURIBOR ................... 2.05%
6-month NIBOR ..................... 4.37%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.